J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 15, 2015 to the Prospectuses dated March 1, 2015

Effective immediately, the Barclays Aggregate Bond Index is added as a supplemental benchmark for the JPMorgan Global Allocation Fund. The Fund’s Prospectus is amended as specified below:

The following “The Fund’s Past Performance” and “Average Annual Total Return” table replace the corresponding paragraphs and tables beginning on page 5 of the Prospectuses in the “Risk/Return Summary” section.

For the Class A, Class C and Select Class Shares:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Barclays U.S. Aggregate Index, the Lipper Flexible Portfolio Funds Index, the Lipper Alternative Global Macro Funds Index and the Barclays Aggregate Bond Index, indexes based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper indexes include the expenses of the mutual funds included in the indexes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Life of Fund (since 5/31/11)
SELECT CLASS SHARES
Return Before Taxes	4.58%	6.60%
Return After Taxes on Distributions	2.43	5.18
Return After Taxes on Distributions and Sale of Fund Shares	3.01	4.63
CLASS A SHARES
Return Before Taxes	(0.42)	4.97
CLASS C SHARES
Return Before Taxes	2.75	5.80
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	4.94	8.95
GLOBAL ALLOCATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	5.43	6.98
LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX
(Reflects No Deduction for Taxes)	4.31	6.80
LIPPER ALTERNATIVE GLOBAL MACRO FUNDS INDEX
(Reflects No Deduction for Taxes)	0.95	2.13
BARCLAYS AGGREGATE BOND INDEX
(Reflects No Deduction for Taxes)	5.97	3.54

SUP-GAL-515

For Class R2 Shares

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Barclays U.S. Aggregate Index, the Lipper Flexible Portfolio Funds Index, the Lipper Alternative Global Macro Funds Index and Barclays Aggregate Bond Index, indexes based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper indexes include the expenses of the mutual funds included in the indexes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Life of Fund (since 5/31/11)
CLASS R2 SHARES
Return Before Taxes	4.00%	6.06%
Return After Taxes on Distributions	2.01	4.80
Return After Taxes on Distributions and Sale of Fund Shares	2.68	4.28
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	4.94	8.95
LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS INDEX
(Reflects No Deduction for Taxes)
GLOBAL ALLOCATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	5.43	6.98
LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX
(Reflects No Deduction for Taxes)	4.31	6.80
LIPPER ALTERNATIVE GLOBAL MACRO FUNDS INDEX
(Reflects No Deduction for Taxes)	0.95	2.13
BARCLAYS AGGREGATE BOND INDEX
(Reflects No Deduction for Taxes)	5.97	3.54

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE